Goodwill and intangible assets with indefinite useful lives - Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill Explanatory (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		€ 677,326	€ 639,531	€ 597,496
Impairment loss recognised in profit or loss, intangible assets and goodwill		(254,326)
Ending balance		537,585	677,326	639,531
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		748,814	708,137	675,173
Acquisitions through business combinations, intangible assets and goodwill		102,354	19,658	97,308
Impairment loss recognised in profit or loss, intangible assets and goodwill		(254,326)
Transfer assets held for sale		(270)
Increase (decrease) through net exchange differences, intangible assets and goodwill		12,501	17,762	(55,673)
Revaluation increase (decrease), intangible assets other than goodwill	[1]		375	400
Ending balance		865,218	748,814	708,137
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance		(71,488)	(68,606)	(77,677)
Ending balance		€ (327,633)	€ (71,488)	€ (68,606)

[1]	The remeasurement of goodwill for the year ended December 31, 2018 was related to an acquisition of CGI at the end of 2017. The Group finalized the valuation of the acquiree and adjusted the goodwill accordingly during the year of 2019.